Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (16,718)	R (12,511)	R 17,978
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	3,169	12,676
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(18,556)	(22,865)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(1,085)	(1,651)
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	323	699
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (569)	R (1,370)